Provisions - Schedule of Amounts of Claims for Which No Provision Recorded (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	R$ 316,553	R$ 265,898
Taxes [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	116,074	87,384
Civil [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	77,360	43,203
Labor [member]
Disclosure of contingent liabilities [line items]
Proceedings for which no provision was recorded	R$ 123,119	R$ 135,311